Goodwill and intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2019
Goodwill and intangible assets with indefinite useful lives [abstract]
Disclosure of intangible assets with indefinite useful life
23.	Goodwill and intangible assets with indefinite useful lives

Goodwill	December 31, 2019	December 31, 2018	December 31, 2017
	€	€	€
Beginning balance
Cost	748,814	708,137	675,173
Accumulated impairment provision	(71,488)	(68,606)	(77,677)

	677,326	639,531	597,496

Opening balance, net of impairment	677,326	639,531	597,496
Acquisition of subsidiaries	102,354	19,658	97,308
Remeasurement of acquisition of prior year*	—	375	400
Impairment	(254,326)	—	—
Transfer to assets held-for-sale	(270)	—	—
Exchange differences	12,501	17,762	(55,673)

	537,585	677,326	639,531
End of the year:
Cost	865,218	748,814	708,137
Accumulated Impairment provision	(327,633)	(71,488)	(68,606)

	537,585	677,326	639,531

*
The remeasurement of goodwill for the year ended December 31, 2018 was related to an acquisition of CGI at the end of 2017. The Group finalized the valuation of the acquiree and adjusted the goodwill accordingly during the year of 2019.

For impairment testing purposes, goodwill and trade names acquired through business combinations with indefinite useful lives are allocated to the WEH North America CGU, WEH EMEA CGU, WEH Asia CGU, WEH Oceania CGU, Infront Football CGU, Infront Summer Sports CGU, Infront Winter Sports CGU, Infront DPSS CGU, and Infront Personal & Corporate Fitness CGU.
The Group management changed the way it monitors and manages the operations of some CGUs. In 2019, Infront DPSS CGU and Infront Personal & Corporate Fitness CGU have included the Double Heritage CGU and Yongda CGU respectively after Reorganization in 2019 as mentioned in Note 1.
Carrying amounts of goodwill and trade names with indefinite useful lives allocated to each of the CGUs as at December 31, 2019 are as follows:

Cash-generating units	Goodwill	Trade names	Total
	€	€	€
WEH North America	448,529	190,169	638,698
WEH EMEA	107,782	134,661	242,443
WEH Asia	8,220	5,036	13,256
WEH Oceania	65,768	59,248	125,016
Infront Football	35,000	—	35,000
Infront Summer Sports	95,165	—	95,165
Infront Winter Sports	35,000	—	35,000
Infront DPSS	38,956	—	38,956
Infront Personal & Corporate Fitness	30,798	—	30,798

Total	865,218	389,114	1,254,332

None of the remaining 5 CGUs (Infront Football, Infront Summer Sports, Infront Winter Sports, Infront DPSS and Infront Personal & Corporate Fitness) is at risk of having its value in use being less than it
s
carrying value.

Carrying amounts of goodwill and trade names with indefinite useful lives allocated to each of the CGUs as at December 31, 2018 are as follows:

Cash-generating units	Goodwill	Trade names	Total
WEH North America	367,642	185,786	553,428
WEH EMEA	99,834	131,517	231,351
WEH Asia	7,992	4,920	12,912
WEH Oceania	46,779	57,882	104,661
Infront Football	35,000	—	35,000
Infront Summer Sports	19,176	—	19,176
Infront Winter Sports	35,000	—	35,000
Infront DPSS	37,743	—	37,743
Infront Personal & Corporate Fitness	21,724	—	21,724
The Double Heritage	4,218	—	4,218
Yongda	2,218	—	2,218

Total	677,326	380,105	1,057,431

Carrying amounts of goodwill and trade names with indefinite useful lives allocated to each of the CGUs as at December 31, 2017 are as follows:

Cash-generating units	Goodwill	Trade names	Total
	€	€	€
WEH North America	351,124	178,296	529,420
WEH EMEA	97,313	126,504	223,817
WEH Asia	7,736	4,721	12,457
WEH Oceania	43,381	55,549	98,930
Infront Football	35,000	—	35,000
Infront Summer Sports	19,176	—	19,176
Infront Winter Sports	35,000	—	35,000
Infront DPSS	36,549	—	36,549
Infront Personal & Corporate Fitness	10,000	—	10,000
The Double Heritage	4,252	—	4,252

Total	639,531	365,070	1,004,601

The Group performed its annual impairment test in December 2019, 2018 and 2017. The Group considers the relationship between value in use and carrying amount among other factors.
As at December 31, 2019, the result of the goodwill impairment test indicated that recoverable amount of the WEH North America CGU and WEH Oceania CGU were lower than the respective carrying amounts, therefore the management has recognized an impairment loss of €254,326.
As at December 31, 2018 and 2017, the result of the goodwill impairment test indicated that the recoverable amount of all the CGUs were higher than the respective carrying amounts, therefore no further goodwill impairment was recognized.

Impairment test as at December 31, 2019
WEH North America CGU
The recoverable amount of the US North America CGU has been determined based on a value in use calculation which is the higher of using cash flow projections from financial budgets approved by senior management covering a five-year plan. The discount rate applied to cash flow projections is 9.0% and cash flows beyond the five-year plan are extrapolated using a 2.5% growth rate. As a result of the analysis, the management has recognized an impairment of €232,197 against goodwill with a carrying amount of €588,312 as at December 31, 2019.
The sensitivity analysis made by the management indicated that an increase in the discount rate of 0.5% (i.e. to 9.5%) would result in a further impairment of €24,159, while a decrease in growth rate of 0.5% (i.e. to 2.0%) would result in a further impairment of €19,790.
WEH EMEA CGU
The recoverable amount of the WEH EMEA CGU has been determined based on a value in use calculation which is the higher of using cash flow projections from financial budgets approved by senior management covering a five-year plan. The discount rate applied to cash flow projections is 10.0% and cash flows beyond the five-year plan are extrapolated using a 3.0% growth rate. As a result of the analysis, the management did not identify an impairment for this CGU.
The sensitivity analysis made by the management indicated the discount rate and the growth rate were less sensitive due to the headroom is enough.
WEH Asia CGU
The recoverable amount of the WEH Asia CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year
plan. The discount rate applied to cash flow projections is 11.0% and cash flows beyond the five-year
plan are extrapolated using a 3.0% growth rate. As a result of the analysis, the management did not identify an impairment for this CGU.
The sensitivity analysis made by the management indicated the discount rate and the growth rate were less sensitive due to the headroom is enough.
WEH Oceania CGU
The recoverable amount of the WEH Oceania CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year plan. The discount rate applied to cash flow projections is 9.0% and cash flows beyond the five-year plan are extrapolated using a 3.0% growth rate. As a result of the analysis, the management has recognized an impairment of €22,129 against goodwill with a carrying amount of €133,459 as at December 31, 2019.
The sensitivity analysis made by the management indicated that an increase in the discount rate of 0.5% (i.e. to 9.5%) would result in a further impairment of €5,138, while a decrease in growth rate of 0.5% (i.e. to 2.5%) would result in a further impairment of €4,148.

Impairment test as at December 31, 2018
WEH North America CGU
The recoverable amount of the US North America CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year plan. The discount rate applied to cash flow projections is 9.0% and cash flows beyond the five-year plan are extrapolated using a 2.5% growth rate. As a result of the analysis, the management did not identify an impairment for this CGU.
The sensitivity analysis made by the management indicated that an increase in the discount rate of 0.6% (i.e. to 9.6%), or a decrease in growth rate of 0.6% (i.e. to 1.9%) would result in impairment.
WEH EMEA CGU
The recoverable amount of the WEH EMEA CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year plan. The discount rate applied to cash flow projections is 10.0% and cash flows beyond the five-year plan are extrapolated using a 3.0% growth rate. As a result of the analysis, the management did not identify an impairment for this CGU.
The sensitivity analysis made by the management indicated that an increase in the discount rate of 1.8% (i.e. to 11.8%), or a decrease in growth rate of 2.1% (i.e. to 0.9%) would result in impairment.
WEH Asia CGU
The recoverable amount of the WEH Asia CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year
plan. The discount rate applied to cash flow projections is 11.0% and cash flows beyond the five-year
plan are extrapolated using a 3.0% growth rate. As a result of the analysis, the management did not identify an impairment for this CGU.
The sensitivity analysis made by the management indicated that an increase in the discount rate of 1.8% (i.e. to 12.8%), or a decrease in growth rate of 1.5% (i.e. to 1.5%) would result in impairment.
WEH Oceania CGU
The recoverable amount of the WEH Oceania CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year plan. The discount rate applied to cash flow projections is 9.0% and cash flows beyond the five-year plan are extrapolated using a 3.0% growth rate. As a result of the analysis, the management did not identify an impairment for this CGU.
The sensitivity analysis made by the management indicated that an increase in the discount rate of 0.2% (i.e. to 9.2%), or a decrease in growth rate of 0.3% (i.e. to 2.7%) would result in impairment.

Impairment test as at December 31, 2017
WEH North America CGU
The recoverable amount of the WEH North America CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The discount rate applied to cash flow projections is 9% and cash flows beyond the five-year period are extrapolated using a 2.4% growth rate. As a result of the analysis, the management did not identify an impairment for this CGU.
The sensitivity analysis made by the management indicated that an increase in the discount rate of 1.8% (i.e. to 9.1%), or a decrease in growth rate of 0.1% (i.e. to 2.3%) would result in impairment.
WEH EMEA CGU
The recoverable amount of the WEH EMEA CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The discount rate applied to cash flow projections is 9.0% and cash flows beyond the five-year period are extrapolated using a 3.0% growth rate. As a result of the analysis, the management did not identify an impairment for this CGU.
The sensitivity analysis made by the management indicated that an increase in the discount rate of 0.1% (i.e. to 9.1%), or a decrease in growth rate of 0.1% (i.e. to 2.9%) would result in impairment.
WEH Asia CGU
The recoverable amount of the WEH Asia CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The discount rate applied to cash flow projections is 11.0% and cash flows beyond the five-year period are extrapolated using a 3.0% growth rate. As a result of the analysis, the management did not identify an impairment for this CGU.
The sensitivity analysis made by the management indicated that an increase in the discount rate of 21.5% (i.e. to 32.5%), or a decrease in growth rate of 116.0% (i.e. to -113.0%) would result in impairment.
WEH Oceania CGU
The recoverable amount of the WEH Oceania CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The discount rate applied to cash flow projections is 9% and cash flows beyond the five-year period are extrapolated using a 2.8% growth rate. As a result of the analysis, the management did not identify an impairment for this CGU.
The sensitivity analysis made by the management indicated that an increase in the discount rate of 0.1% (i.e. to 9.1%), or a decrease in growth rate of 0.1% (i.e. to 2.7%) would result in impairment.